Shareholder Report, Holdings (Details) - C000169915	Oct. 31, 2025
Egypt
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guatemala
Holdings [Line Items]
Percent of Net Asset Value	3.30%
South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Nigeria
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Mexico
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Colombia
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Brazil
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Argentina
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Turkey
Holdings [Line Items]
Percent of Net Asset Value	11.40%